Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Schedule of details of provisions in the consolidated balance sheet

	Millions of euros
	2017	2016	2015

Provision for pensions and other obligations post-employments	6,345	6,576	6,356
Other long term employee benefits	1,686	1,712	1,916
Provisions for taxes and other legal contingencies	3,181	2,994	2,577
Provisions for commitments and guarantees given (Note 2)	617	459	618
Of which: due to country risk	3	3	2
Other provisions	2,660	2,718	3,027
Provisions	14,489	14,459	14,494

Schedule of changes in provision in the last three years

	Millions of euros
	2017					2016					2015
							Provisions	Provisions					Provisions
		Provisions	Provisions				for other	for				Provisions	for
	Provisions	for other	for			Provisions	long	commitments			Provisions	for other	commitments
	for post-	long Term	commitments			for post-	Terms	and			for post-	long Term	and
	employment	employee	and guarantees	Other		employment	employee	guarantees	Other		employment	employee	guarantees	Other
	plans	benefits	given	provisions	Total	plans	benefits	given	provisions	Total	plans	benefits	given	provisions	Total

Balances at beginning of year	6,576	1,712	459	5,712	14,459	6,356	1,916	618	5,604	14,494	7,074	2,338	654	5,310	15,376
Net inclusion of entities in the Group	59	184	146	1,365	1,754	11	8	(4)	13	28	16	1	8	162	187
Additions charged to income:	237	293	(49)	2,863	3,344	227	368	(40)	2,235	2,790	291	224	(1)	2,958	3,472
Interest expense(Note 39)	175	23	—	—	198	170	31	—	—	201	228	42	—	—	270
Personnel expenses (Note 47)	82	6	—	—	88	73	8	—	—	81	85	11	—	—	96
Provisions or reversion of provisions	(20)	264	(49)	2,863	3,058	(16)	329	(40)	2,235	2,508	(22)	171	(1)	2,958	3,106
Addition	2	264	606	3,855	4,727	24	377	226	3,024	3,651	9	217	238	3,632	4,096
Release	(22)	—	(655)	(992)	(1,669)	(40)	(48)	(266)	(789)	(1,143)	(31)	(46)	(239)	(674)	(990)
Other additions arising from insurance contracts linked to pensions	(7)	—	—	—	(7)	(3)	—	—	—	(3)	(18)	—	—	—	(18)

Changes in value recognized in equity	369	—	—	—	369	1,275	—	—	—	1,275	(575)	—	—	—	(575)

Payments to pensioners and pre-retirees with a charge to internal provisions	(355)	(498)	—	—	(853)	(367)	(603)	—	—	(970)	(347)	(667)	—	—	(1,014)
Benefits paid due to settlements	(260)	—	—	—	(260)	(20)	—	—	—	(20)	—	—	—	—	—
Insurance premiums paid	—	—	—	—	—	(1)	—	—	—	(1)	(1)	—	—	—	(1)
Payments to external funds	(273)	—	—	—	(273)	(852)	—	—	—	(852)	(146)	—	—	—	(146)
Amounts used	—	—	(3)	(2,997)	(3,000)	—	—	(2)	(2,149)	(2,151)	—	—	—	(1,684)	(1,684)

Transfer, exchange differences and other changes	(1)	(5)	64	(1,102)	(1,044)	(50)	23	(113)	9	(131)	62	20	(43)	(1,142)	(1,103)

Balances at end of year	6,345	1,686	617	5,841	14,489	6,576	1,712	459	5,712	14,459	6,356	1,916	618	5,604	14,494

Schedule of provision for pensions and similar obligations

	Millions of euros
	2017	2016	2015

Provisions for post-employment plans - Spanish entities	4,274	4,701	4,822
Provisions for other similar obligations - Spanish entities	1,643	1,664	1,817
Of which: Pre-retirements	1,630	1,644	1,801
Provisions for post-employment plans - Santander UK plc	323	306	150
Provisions for post-employment plans - Other foreign subsidiaries	1,748	1,569	1,384
Provisions for other similar obligations - Other foreign subsidiaries	43	48	99
Provision for pensions and other obligations post – employments and Other long term employee benefits	8,031	8,288	8,272
Of which: Defined benefits	8,026	8,277	8,263

Schedule of assumptions and sensitivity analysis related to the provision for litigation

			Sensitivity
		Future	analysis:
		forecast	increases /
	Accumulated at	(unaudited	decreases in
	December 31, 2017	figures)	provision

Claims received (1) (000)	1,623	660	25 = £9m
Claims received for proactive contact (000)	487	127	25 = £5m
% Response to complaints received by proactive contact	54%	100%	1% - £0.3m
% Of claims accepted by the Entity (2)	47%	68%	1% - £2.6m
Average compensation by accepted claim (3)	£1,378	£564	£100 = £50 m
(1)

Includes all claims received regardless of whether we expect to make a payment; i.e. regardless of the likelihood of the Santander UK group incurring a liability. Excludes claims where the complainant has not held a PPI policy.

(2)	It includes both claims received directly from customers and those contacted proactively by the Entity.
(3)

The average claim compensation was reduced from an accumulated average amount of £1,378 (€1,222) on December 31, 2017 to an average future amount of £564 due to the effect of Plevin cases in the provision, as well as a shift in the complaints mix to a greater proportion of storecards which typically carry lower average balances.

Other combined provisions
Disclosure of subsidiaries [line items]
Schedule of other provisions by geographical area and by type of provision

	Millions of euros
	2017	2016	2015

Recognized by Spanish companies	1,666	1,148	1,332
Recognized by other EU companies	1,127	1,300	1,766
Recognized by other companies	3,048	3,264	2,506
Of which:
Brazil	2,504	2,715	2,016
	5,841	5,712	5,604

Set forth below is the detail, by type of provision, of the balance at December 31, 2017, 2016 and 2015 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	Millions of euros
	2017	2016	2015

Provisions for taxes	1,006	1,074	997
Provisions for employment-related proceedings (Brazil)	868	915	581
Provisions for other legal proceedings	1,307	1,005	999
Provision for customer remediation	885	685	916
Regulatory framework-related provisions	101	253	308
Provision for restructuring	360	472	404
Other	1,314	1,308	1,399
	5,841	5,712	5,604

Spain
Disclosure of subsidiaries [line items]
Schedule of actuarial assumptions used to calculate defined benefit obligations
	Post-employment plans			Other similar obligations
	2017	2016	2015	2017	2016	2015

Annual discount rate	1.40% and 1.38% B. Popular	1.50%	1.75%	1.40%	1.50%	1.75%
Mortality tables	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual salary increase rate	B. Popular 1.75% in 2018 and Rest B. Santander 1.25%	2.00% (*)	2.00% (*)	N/A	N/A	N/A
Annual social security pension increase rate	1.00%	1.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0% and 1.50%	0% and 1.50%	0% and 1.50%

(*)Corresponds to the Group’s defined-benefit obligations.

Disclosure of expected rate of return assumptions

	Post-employment plans			Other similar obligations
	2017	2016	2015	2017	2016	2017

Expected rate of return on plan assets	1.40%	1.50%	1.75%	N/A	N/A	N/A
Expected rate of return on reimbursement rights	1.40%	1.50%	1.75%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations

	Millions of euros
	Post-employment plans					Other similar obligations
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

Present value of the obligations:
To current employees	138	50	48	62	50	—	—	—	—	—
Vested obligations to retired employees	5,662	4,423	4,551	4,708	4,483	—	—	—	—	—
To pre-retirees	—	—	—	—	—	1,647	1,644	1,801	2,220	2,149
Long-service bonuses and other benefits	—	—	—	—	—	13	13	12	13	11
Other	112	383	380	307	257	—	—	—	4	1
	5,912	4,856	4,979	5,077	4,790	1,660	1,657	1,813	2,237	2,161
Less - Fair value of plan assets	1,640	157	157	167	157	17	—	—	—	—
Provisions - Provisions for pensions	4,272	4,699	4,822	4,910	4,633	1,643	1,657	1,813	2,237	2,161

Of which:
Internal provisions for pensions	4,036	4,432	4,524	4,565	4,293	1,642	1,657	1,813	2,237	2,161
Insurance contracts linked to pensions (Note 14)	238	269	299	345	342	1	—	—	—	—
Unrecognized net assets for pensions	(2)	(2)	(1)	—	(2)	—	—	—	—	—

Schedule of defined benefit obligation expenses recognized in the consolidated income statements

	Millions of euros
	Post-employment plans			Other similar obligations
	2017	2016	2015	2017	2016	2015

Current service cost	16	11	12	1	1	2
Interest cost (net)	79	91	100	21	27	37
Expected return on insurance contracts
linked to pensions	(4)	(5)	(6)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognized in the year	—	—	—	13	6	(8)
Past service cost	—	6	4	—	—	—
Pre-retirement cost	—	6	4	248	355	213
Other	(2)	(21)	(28)	—	(1)	(33)
	89	88	86	283	388	211

Schedule of status and changes of the defined benefit obligations

	Millions of euros
	Post-employment plans			Other similar obligations
	2017	2016	2015	2017	2016	2015

Present value of the obligations at beginning of year	4,856	4,979	5,077	1,657	1,813	2,237
Incorporation of Group companies, net	1,563	—	—	202	—	—
Current service cost	16	11	12	1	1	2
Interest cost	94	95	105	21	27	37
Pre-retirement cost	—	6	4	248	355	213
Effect of curtailment/settlement	(2)	(21)	(28)	—	—	(33)
Benefits paid	(388)	(353)	(327)	(490)	(570)	(657)
Benefits paid due to settlements	(260)	—	—	—	—	(1)
Past service cost	—	6	4	—	—	—
Actuarial (gains)/losses	57	136	124	13	6	(8)
Demographic actuarial (gains)/losses	(7)	15	24	10	(1)	(12)
Financial actuarial (gains)/losses	64	121	100	3	7	4
Exchange differences and other items	(24)	(3)	8	8	25	23
Present value of the obligations at end of year	5,912	4,856	4,979	1,660	1,657	1,813

Schedule of changes in fair value of plan assets

	Millions of euros
	Post-employment plans			Other similar obligations
	2017	2016	2015	2017	2016	2015

Fair value of plan assets at beginning of year	157	157	167	—	—	—
Incorporation of Group companies, net	1,507	—	—	18	—	—
Expected return on plan assets	15	4	5	—	—	—
Benefits paid	(58)	(8)	(17)	(1)	—	—
Contributions/(surrenders)	3	9	1	—	—	—
Actuarial gains/(losses)	24	(2)	(3)	—	—	—
Exchange differences and other items	(8)	(3)	4	—	—	—
Fair value of plan assets at end of year	1,640	157	157	17	—	—

Schedule of of insurance contracts linked to pensions

	Millions of euros
	Post-employment plans			Other similar obligations
	2017	2016	2015	2017	2016	2015

Fair value of insurance contracts linked to pensions at beginning of year	269	299	345	—	—	—
Incorporation of Group companies, net	—	—	—	2	—	—
Expected return on insurance contracts linked to pensions	4	5	6	—	—	—
Benefits paid	(29)	(32)	(34)	(1)	—	—
Paid premiums	1	—	—	—	—	—
Actuarial gains/(losses)	(7)	(3)	(18)	—	—	—
Fair value of insurance contracts linked to pensions at end of year	238	269	299	1	—	—

Schedule of maturity of estimated benefits payments

Millions
of euros

2018	808
2019	703
2020	610
2021	523
2022	449
2023 to 2027	1,579

United Kingdom
Disclosure of subsidiaries [line items]
Schedule of actuarial assumptions used to calculate defined benefit obligations

	2017	2016	2015

Annual discount rate	2.49%	2.79%	3.74%
Mortality tables	108/86 S2 Light	116/98 S1 Light TMC	116/98 S1 Light TMC
Cumulative annual CPI growth	3.15%	3.12%	2.98%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.94%	2.92%	2.83%

Schedule of funding status of the defined benefit obligations

	Millions of euros
	2017	2016	2015	2014	2013

Present value of the obligations	13,056	12,955	12,271	11,959	10,120
Less-
Fair value of plan assets	13,239	13,118	12,880	12,108	9,455
Provisions - Provisions for pensions	(183)	(163)	(609)	(149)	665

Of which:
Internal provisions for pensions	323	306	150	256	806
Net assets for pensions	(506)	(469)	(759)	(405)	(141)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements

	Millions of euros
	2017	2016	2015

Current service cost	36	31	39
Interest cost (net)	(6)	(22)	(5)
	30	9	34

Schedule of status and changes of the defined benefit obligations

	Millions of euros
	2017	2016	2015

Present value of the obligations at beginning of year	12,955	12,271	11,959
Incorporation of Group companies, net	—	—	51
Current service cost	36	31	39
Interest cost	347	407	466
Benefits paid	(445)	(332)	(342)
Contributions made by employees	20	20	25
Past service cost	—	—	—
Actuarial (gains)/losses	602	2,315	(656)
Demographic actuarial (gains)/losses	(184)	(59)	(364)
Financial actuarial (gains)/losses	786	2,374	(292)
Exchange differences and other items	(459)	(1,757)	729
Present value of the obligations at end of year	13,056	12,955	12,271

Schedule of changes in fair value of plan assets

	Millions of euros
	2017	2016	2015

Fair value of plan assets at beginning of year	13,118	12,880	12,108
Incorporation of Group companies, net	—	—	66
Expected return on plan assets	353	429	471
Benefits paid	(445)	(332)	(342)
Contributions	208	304	59
Actuarial gains/(losses)	481	1,694	(222)
Exchange differences and other items	(476)	(1,857)	740
Fair value of plan assets at end of year	13,239	13,118	12,880

Schedule of main categories of plan assets

	2017	2016	2015

Equity instruments	20%	25%	23%
Debt instruments	46%	49%	53%
Properties	13%	12%	15%
Other	21%	14%	9%

United Kingdom | Provisions For Pensions And Similar Obligations Member
Disclosure of subsidiaries [line items]
Schedule of other provisions by geographical area and by type of provision

Millions
of euros

2018	284
2019	285
2020	304
2021	327
2022	352
2023 to 2027	2,065

Other Foreign Countries
Disclosure of subsidiaries [line items]
Schedule of provision for pensions and similar obligations

	Millions of euros
		Of which:
		Business in
	2017	Brazil	2016	2015	2014	2013

Present value of the obligations	9,534	7,046	9,876	8,337	10,324	9,289
Less-
Of which: with a charge to the participants	193	193	153	133	151	133
Fair value of plan assets	7,927	6,188	8,445	7,008	8,458	7,938
Provisions - Provisions for pensions	1,414	665	1,278	1,196	1,715	1,218

Of which:
Internal provisions for pensions	1,787	994	1,613	1,478	1,999	1,512
Net assets for pensions	(98)	(54)	(52)	(28)	(8)	(8)
Unrecognized net assets for pensions	(275)	(275)	(283)	(254)	(276)	(286)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements

	Millions of euros
	2017	2016	2015

Current service cost	35	38	43
Interest cost (net)	104	105	138
Provisions or reversion of provisions
Actuarial (gains)/losses recognized in the year	1	(9)	(1)
Past service cost	3	18	1
Pre-retirement cost	—	(9)	—
Other	(19)	(37)	(1)
	124	106	180

Schedule of status and changes of the defined benefit obligations

	Millions of euros
	2017	2016	2015

Present value of the obligations at beginning of year	9,876	8,337	10,324
Incorporation of Group companies, net	165	171	26
Current service cost	35	38	43
Interest cost	807	802	778
Pre-retirement cost	—	(9)	—
Effect of curtailment/settlement	(19)	(37)	(1)
Benefits paid	(716)	(690)	(639)
Benefits paid due to settlements	(24)	(1,352)	—
Contributions made by employees	6	8	8
Past service cost	3	18	1
Actuarial (gains)/losses	404	1,269	(271)
Demographic actuarial (gains)/losses	(140)	439	393
Financial actuarial (gains)/losses	544	830	(664)
Exchange differences and other items	(1,003)	1,321	(1,932)
Present value of the obligations at end of year	9,534	9,876	8,337

Schedule of changes in fair value of plan assets

	Millions of euros
	2017	2016	2015

Fair value of plan assets at beginning of year	8,445	7,008	8,458
Incorporation of Group companies, net	166	154	9
Expected return on plan assets	732	732	667
Benefits paid	(683)	(637)	(594)
Benefits paid due to settlements	(24)	(1,328)	—
Contributions	94	559	109
Liquidation gains/(losses)	—	—	1
Actuarial gains/(losses)	203	687	43
Exchange differences and other items	(1,006)	1,270	(1,685)
Fair value of plan assets at end of year	7,927	8,445	7,008

Schedule of maturity of estimated benefits payments

Millions
of euros

2018	620
2019	636
2020	653
2021	670
2022	689
2023 to 2027	3,689

Schedule of main categories of plan assets

	2017	2016	2015

Equity instruments	6%	7%	12%
Debt instruments	84%	88%	84%
Properties	3%	1%	1%
Other	7%	4%	3%